CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,286,848)	$ (1,059,910)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	8,866	9,458
Bad debt expense (recovery)	(400)	0
Amortization of debt discount to interest expense	31,302	0
Stock-based compensation	1,730,811	652,420
Stock-based professional fees	18,333	0
Change in operating assets and liabilities:
Accounts receivable	876	(42,899)
Inventory	(1,410)	2,150
Prepaid expenses and other assets	771	0
Accounts payable	85,778	38,321
Accrued expenses	55,389	(5,028)
Accrued compensation	59,000	2,219
NET CASH USED IN OPERATING ACTIVITIES	(297,532)	(403,269)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	0	(3,101)
NET CASH USED IN INVESTING ACTIVITIES	0	(3,101)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	10,000	0
Proceeds from convertible note payable	260,000	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	270,000	0
NET DECREASE IN CASH	(27,532)	(406,370)
CASH, beginning of period	46,448	596,910
CASH, end of period	18,916	190,540
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	0	0
Cash paid for income taxes	0	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Beneficial conversion feature reflected in debt discount	260,000	0
Common stock issued as prepaid for services	68,750
Common stock issued for accrued compensation	392,577
Common stock issued for debt and accrued interest	$ 105,833